12235 El Camino Real, Suite 200 San Diego, CA 92130-3002 PHONE 858.350.2300 FAX 858.350.2399 www.wsgr.com

March 5, 2010

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Mail Stop 3030

Attention:	Mary Beth Breslin, Senior Attorney
Joseph McCann, Staff Attorney
Julie Sherman, Staff Accountant
Jay Webb, Reviewing Accountant

Re:	MaxLinear, Inc.
Registration Statement on Form S-1
Filed November 6, 2009
File No. 333-162947

Ladies and Gentlemen:

We are submitting this letter on behalf of MaxLinear, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated February 24, 2010 (the “Staff Letter”) relating to the Company’s Registration Statement on Form S-1 (File No. 333-162947) (the “Registration Statement”).

The Company is concurrently filing Amendment No. 4 to the Registration Statement (“Amendment No. 4”), marked in accordance with Rule 310 of Regulation S-T. For the convenience of the Staff, we are providing by overnight delivery to the Staff a copy of this letter and two marked copies of Amendment No. 4 (against the Registration Statement filed on February 16, 2010).

Artwork

1.	We note your response to prior comment 3 and the revised graphics on the inside back cover page. To the extent you retain the bullet point list of your competitive strengths and the chart comparing your products’ integration levels with those of your competitors, please revise to ensure the graphics represent a balanced portrayal of your company and business, such as by also noting the disadvantages of your products.

The Company acknowledges the Staff’s comment and has revised the artwork on the inside back cover page.

Securities and Exchange Commission

Division of Corporation Finance

March 5, 2010

Cash Incentive Compensation, page 84

2.	We note your response to prior comment 8 and your amended disclosure on page 85. Your disclosure concerning Dr. Reddy’s and Mr. Graham’s actual individual objectives remains vague. Please revise to disclose Dr. Reddy’s individual goal related to product engineering objectives associated with volume production of your products for set top converter boxes in the European market. Similarly, please disclose Mr. Graham’s goals with respect to achieving design wins and addressing geographic expansion of customer coverage.

The Company respectfully acknowledges the Staff’s comment and has supplemented the disclosure on page 85 of Amendment No. 4.

Exhibits

3.	We note your disclosure on page 50 that you recently entered into a lease for a research and development facility in Irvine, California. Please file this agreement as an exhibit or tell us why you believe that it should not be filed pursuant to Item 601(b)(10).

The Company respectfully acknowledges the Staff’s comment and has determined that the lease for its research and development facility in Irvine, California (the “Irvine Lease”) is not material and is not required to be filed pursuant to Item 601(b)(10) of Regulation S-K. The space covering the Irvine Lease consists of 6,078 square feet as compared to an overall 50,467 square feet leased by the Company for the operation of its business. In each of the five years of its term, minimum payments under the lease are less than $100,000, or less than 1% of our total 2009 operating expenses. In addition, we believe that substitute facilities suitable to our needs are available for lease in Irvine. In light of these facts and circumstances, the Company believes that the Irvine Lease is not a material lease under which a part of the property described in Amendment No. 4 is held and thus should not be filed pursuant to Item 601(b)(10).

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Other Matters

Amendment No. 4 is filed herewith in response to the Staff’s comments. The Company confirms that no additional material changes were made in Amendment No. 4 for reasons other than (i) in response to the Staff’s comments; (ii) as noted in this response letter; and (iii) to include a price range for the Company’s Class A Common Stock.

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

Please direct your questions or comments to Robert Kornegay of this office (650-320-4533) or me (858-350-2364). In addition, please provide a facsimile of any additional comments you may have to the attention of Mr. Kornegay and me at (650-493-6811). Thank you for your assistance.

Securities and Exchange Commission

Division of Corporation Finance

March 5, 2010

Respectfully submitted, WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ Anthony G. Mauriello
Anthony G. Mauriello

Enclosures

cc:	Kishore Seendripu, Ph.D., MaxLinear, Inc.
Joe D. Campa, MaxLinear, Inc.
Robert F. Kornegay, Wilson Sonsini Goodrich & Rosati, P.C.